Investment Strategy - Pinnacle Value Fund	May 01, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests primarily in publicly traded equity securities of companies including common and preferred stocks, convertible securities, rights, warrants and other securities. The Fund will invest in a diversified portfolio of securities issued primarily by small and micro-cap (generally less than $2 billion at time of investment) companies which advisor believes are trading at significant discounts to underlying earnings power or asset values. The Fund emphasizes a “value” style of investing and will focus on underlying company/industry fundamentals in addition to macro factors like the direction of interest rates, government fiscal/monetary policies and geo-political events.

Intense due diligence will be employed by the advisor to assess company prospects via rigorous quantitative and qualitative analysis. This may include speaking with management, customers, competitors, vendors, Wall Street analysts, industry specialists and others to assess strategic, financial and operating priorities. Advisor will target companies with strong balance sheets, capable management, attractive business niches, ownership of valuable franchises or trade names, sound accounting practices and large insider ownership. Ideally, the securities of such companies will trade at low price-to-earnings (P/E), price-to-cash flow (P/CF) and price-to-book (P/B) multiples.

The Fund will often seek catalysts which may accelerate the realization of significant gains in earnings and net worth. These may include a new management team, new products or distribution channels, cost reduction initiatives, an active acquisition or divestiture program, investments in new technologies, share repurchases, asset sales, the presence of an activist investor or a cyclical rebound in earnings.

The Fund employs a disciplined trading strategy. Limit orders will generally be used when buying or selling securities. In purchasing shares, the Fund will attempt to build its position over time without moving prices. It will gradually scale into a position while becoming more comfortable with management, company prospects and the way the security trades. Accumulating a full position may take months. The Fund will sell securities when they become fully valued or if company fundamentals deteriorate.

If suitable purchase candidates cannot be found or in response to adverse market conditions the Fund may purchase money market funds or cash equivalents. If the Fund acquires money market funds, shareholders will be subject to duplicate advisory fees and the Fund may not achieve its investment objectives during a rising market. Historically, the Fund has held high levels of cash equivalents because of the advisor’s risk adverse approach, conditions that advisor believes represent historically high stock market valuations and a dearth of acceptable investment ideas.